CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Current portion of notes payable, discount	$ 103,859
Long-term portion of notes payable, discount	$ 659,496	$ 992,832
Preferred stock, no par value
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.05	$ 0.05
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	75,975,656	74,078,153